Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 492.8	$ 547.5
Settlement deposits	393.9	327.4
Trade receivables, net	1,126.4	987.9
Settlement receivables	153.7	178.2
Other receivables	31.5	62.1
Due from Brazilian venture partner	33.6	35.8
Prepaid expenses and other current assets	167.0	154.1
Deferred income taxes	67.4	58.9
Assets held for sale	6.8	0
Total current assets	2,473.1	2,351.9
Property and equipment, net	483.3	439.0
Goodwill	8,877.6	8,500.0
Intangible assets, net	1,268.0	1,339.3
Computer software, net	893.4	856.5
Deferred contract costs	213.2	206.8
Other noncurrent assets	311.9	266.6
Total assets	14,520.5	13,960.1
Current liabilities:
Accounts payable and accrued liabilities	730.3	768.0
Settlement payables	558.4	518.6
Deferred revenues	279.4	243.6
Current portion of long-term debt	13.1	128.8
Due to Brazilian venture partner	13.3	13.7
Liabilities held for sale	4.4	0
Total current liabilities	1,598.9	1,672.7
Long-term debt, excluding current portion	5,054.6	4,339.8
Deferred income taxes	874.4	823.6
Due to Brazilian venture partner	29.6	34.5
Deferred revenues	26.1	27.2
Other long-term liabilities	245.4	325.0
Total liabilities	7,829.0	7,222.8
FIS stockholders’ equity:
Preferred stock, $0.01 par value, 200 shares authorized, none issued and outstanding as of December 31, 2014 and 2013	0	0
Common stock, $0.01 par value, 600 shares authorized, 387.6 and 387.0 shares issued as of December 31, 2014 and 2013, respectively	3.9	3.9
Additional paid in capital	7,336.8	7,247.6
Retained earnings	2,746.8	2,341.9
Accumulated other comprehensive earnings	(107.2)	(9.9)
Treasury stock, $0.01 par value, 102.7 and 96.4 shares as of December 31, 2014 and 2013, respectively, at cost	(3,423.6)	(3,003.0)
Total FIS stockholders’ equity	6,556.7	6,580.5
Noncontrolling interest	134.8	156.8
Total equity	6,691.5	6,737.3
Total liabilities and equity	$ 14,520.5	$ 13,960.1